Finance costs and unwinding of obligations (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Finance costs - borrowings	65	69	133
Finance costs - leases	4	5	10
Unwinding of obligations	17	18	29
	86	92	172